CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenue:
Commissions		¥ 85,324	¥ 74,640	¥ 176,292	¥ 150,895
Fees from investment banking		27,083	23,353	49,790	40,666
Asset management and portfolio service fees		61,212	52,140	119,555	104,752
Net gain on trading		88,391	118,758	208,858	258,901
Gain (loss) on private equity investments		(330)	(420)	29	(433)
Interest and dividends		141,612	108,863	276,004	215,414
Gain (loss) on investments in equity securities		3,060	7,654	3,122	(2,312)
Other		56,037	41,121	96,665	76,638
Total revenue		462,389	426,109	930,315	844,521
Interest expense		110,896	79,114	217,999	159,046
Net revenue	[1]	351,493	346,995	712,316	685,475
Non-interest expenses:
Compensation and benefits		122,035	127,969	258,284	253,918
Commissions and floor brokerage		25,242	22,867	49,017	47,039
Information processing and communications		47,263	41,601	91,832	85,850
Occupancy and related depreciation		17,209	16,803	34,265	35,031
Business development expenses		7,823	6,881	16,232	15,177
Other		48,882	49,100	102,204	103,921
Total non-interest expenses		268,454	265,221	551,834	540,936
Income before income taxes		83,039	81,774	160,482	144,539
Income tax expense		29,423	19,721	48,828	35,512
Net income		53,616	62,053	111,654	109,027
Less: Net income attributable to noncontrolling interests		1,766	873	2,948	1,022
Net income attributable to NHI shareholders		¥ 51,850	¥ 61,180	¥ 108,706	¥ 108,005
Basic-
Net income attributable to NHI shareholders per share		¥ 14.7	¥ 17.1	¥ 30.79	¥ 30.1
Diluted-
Net income attributable to NHI shareholders per share		¥ 14.45	¥ 16.68	¥ 30.2	¥ 29.39

[1]	There is no revenue derived from transactions with a single major external customer.